Taxes on Income - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Israel		$ 8	$ 7
Foreign	3	101	78
Total current income tax expense	3	109	85
Deferred:
Israel
Foreign	(747)	201	(53)
Total deferred tax expenses (income)	(747)	201	(53)
Prior year adjustments:
Israel
Foreign	8
Total prior year adjustments	8
Total tax expense (benefit)	$ (736)	$ 310	$ 32